Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 294,958	[1]	$ 642,648	[1]
Accounts receivable, net of allowance for doubtful accounts of $84,367 in 2012 and $46,062 in 2011	705,462	[2]	816,446	[2]
Due from related parties, net of allowance of $919,113 in 2012	451,377	[3]	1,315,288	[3]
Inventories	2,073,189	[4]	2,592,896	[4]
Deferred income taxes	31,629	[5]	35,719	[5]
Current assets of discontinued operations	59,223	[6]	16,209	[6]
Prepayments and other current assets	561,789	[7]	653,461	[7]
Total current assets	4,177,627		6,072,667
Long-term investments in related parties	7,853	[8]	8,150	[8]
Other long-term investments	14,671	[8]	13,997	[8]
Property, plant and equipment, net	7,798,839	[9]	7,049,625	[9]
Mineral licenses, net	4,658,657	[10]	4,733,676	[10]
Other non-current assets	183,566	[11]	203,745	[11]
Deferred income taxes	55,243	[5]	27,817	[5]
Goodwill	798,847	[12]	1,049,514	[12]
Non-current assets of discontinued operations			150,608	[6]
Total assets	17,695,303		19,309,799
LIABILITIES AND EQUITY
Short-term borrowings and current portion of long-term debt	1,460,750	[13]	2,651,357	[13]
Accounts payable and accrued expenses:
Trade payable to vendors of goods and services	1,053,344		972,920
Advances received	154,881		205,994
Accrued expenses and other current liabilities	337,433		280,935
Taxes and social charges payable	314,283		276,580
Unrecognized income tax benefits	20,202	[5]	2,190	[5]
Due to related parties	199,097	[3]	179,672	[3]
Asset retirement obligations, current portion	5,023	[14]	3,648	[14]
Deferred income taxes	38,485	[5]	41,822	[5]
Current liabilities of discontinued operations	17,801	[6]	5,183	[6]
Pension obligations, current portion	20,044	[15]	22,005	[15]
Dividends payable	3,086		4
Finance lease liabilities, current portion	132,090	[16]	96,907	[16]
Total current liabilities	3,756,519		4,739,217
Long-term debt, net of current portion	7,929,489	[13]	6,732,029	[13]
Asset retirement obligations, net of current portion	44,831	[14]	39,593	[14]
Pension obligations, net of current portion	177,218	[15]	143,673	[15]
Deferred income taxes	1,499,990	[5]	1,514,864	[5]
Finance lease liabilities, net of current portion	347,768	[16]	375,249	[16]
Due to related parties	16,862	[3]
Long-term liabilities of discontinued operations			17,337	[6]
Commitments and contingencies		[17]		[17]
Other long-term liabilities	382,969		382,511
EQUITY
Common shares (10 Russian rubles par value; 497,969,086 shares authorized, 416,270,745 shares issued and outstanding as of December 31, 2012 and 2011)	133,507	[18]	133,507	[18]
Preferred shares (10 Russian rubles par value; 138,756,915 shares authorized, 83,254,149 shares issued and outstanding as of December 31, 2012 and 2011)	25,314	[18]	25,314	[18]
Additional paid-in capital	845,215		845,994
Accumulated other comprehensive loss	(326,933)		(356,580)
Retained earnings	2,500,278		4,345,754
Equity attributable to shareholders of Mechel OAO	3,177,381		4,993,989
Noncontrolling interests	362,276	[19]	371,337	[19]
Total equity	3,539,657		5,365,326
Total liabilities and equity	$ 17,695,303		$ 19,309,799

[1]	See Note 4
[2]	See Note 5
[3]	See Note 9
[4]	See Note 6
[5]	See Note 19
[6]	See Note 3(e)
[7]	See Note 7
[8]	See Note 8
[9]	See Note 10
[10]	See Note 11
[11]	See Note 12
[12]	See Note 3(h)
[13]	See Note 13
[14]	See Note 15
[15]	See Note 16
[16]	See Note 17
[17]	See Note 25
[18]	See Note 18
[19]	See Note 3(i)